Investments	12 Months Ended
Dec. 31, 2014
Investments.
Investments

3.Investments

The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and other-than-temporary impairment (“OTTI”) of our fixed maturity and equity securities as of the dates indicated:

	December 31, 2014
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$19,221	$255	$(1)	$19,475	$0
States, municipalities and political subdivisions	42,745	3,043	0	45,788	0
Foreign governments	19,061	2,763	0	21,824	0
Asset-backed	684	50	0	734	0
Commercial mortgage-backed	3,794	102	0	3,896	0
Residential mortgage-backed	65,090	6,948	(12)	72,026	2,386
Corporate	2,099,296	418,393	(2,744)	2,514,945	13,455
Total fixed maturity securities	$2,249,891	$431,554	$(2,757)	$2,678,688	$15,841
Equity securities:
Common stocks	$92	$322	$0	$414	$0
Non-redeemable preferred stocks	122,255	13,350	(273)	135,332	0
Total equity securities	$122,347	$13,672	$(273)	$135,746	$0

	December 31, 2013
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (a)
Fixed maturity securities:
United States Government and government agencies and authorities	$22,562	$269	$0	$22,831	$0
States, municipalities and political subdivisions	46,457	2,284	(197)	48,544	0
Foreign governments	22,381	2,072	0	24,453	0
Asset-backed	789	62	0	851	0
Commercial mortgage-backed	5,223	314	0	5,537	0
Residential mortgage-backed	72,219	5,878	(355)	77,742	2,482
Corporate	2,146,023	269,657	(3,154)	2,412,526	10,988
Total fixed maturity securities	$2,315,654	$280,536	$(3,706)	$2,592,484	$13,470
Equity securities:
Common stocks	$92	$326	$0	$418	$0
Non-redeemable preferred stocks	94,375	7,559	(2,086)	99,848	0
Total equity securities	$94,467	$7,885	$(2,086)	$100,266	$0

(a)

Represents the amount of OTTI recognized in accumulated other comprehensive income (“AOCI”). Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Our states, municipalities and political subdivisions holdings are highly diversified across the United States, with no individual state’s exposure (including both general obligation and revenue securities) exceeding 0.5% of the overall investment portfolio as of December 31, 2014 and 2013. At December 31, 2014 and 2013, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $8,367 and $11,265, respectively, of advance refunded or escrowed-to-maturity bonds (collectively referred to as “pre-refunded bonds”), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2014 and 2013, revenue bonds account for 39% and 43% of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company’s revenue bonds are across a broad range of sectors, primarily water, airport and marina, specifically pledged tax revenues, and other miscellaneous sources such as bond banks, finance authorities and appropriations.

The Company’s largest European investment exposure in its corporate fixed maturity and equity securities is the country of the United Kingdom. The United Kingdom represents approximately 6% of our corporate securities as of December 31, 2014 and 2013. No other European country represented more than 2% of our corporate securities as of December 31, 2014 and 2013. All the European investments are denominated in U.S. dollars. Our international investments are managed as part of our overall portfolio with the same approach to risk management and focus on diversification.

The Company has exposure to the energy sector in its corporate fixed maturity securities of $314,978 with a net unrealized gain of $43,072 at December 31, 2014 and $316,582 with a net unrealized gain of $36,092 at December 31, 2013.  Approximately 96% and 93% of the energy exposure is rated as investment grade as of December 31, 2014 and 2013, respectively.

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2014 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value

Due in one year or less	$42,655	$43,046
Due after one year through five years	347,499	379,562
Due after five years through ten years	382,654	412,697
Due after ten years	1,407,515	1,766,727
Total	2,180,323	2,602,032
Asset-backed	684	734
Commercial mortgage-backed	3,794	3,896
Residential mortgage-backed	65,090	72,026
Total	$2,249,891	$2,678,688

Major categories of net investment income were as follows:

	Years Ended December 31,
	2014	2013	2012

Fixed maturity securities	$136,005	$143,493	$152,637
Equity securities	6,932	5,984	5,676
Commercial mortgage loans on real estate	33,403	36,336	39,767
Policy loans	778	802	789
Short-term investments	9	22	57
Other investments	10,617	3,580	6,314
Cash and cash equivalents	4	1	0
Total investment income	187,748	190,218	205,240
Investment expenses	(7,014)	(7,258)	(6,512)
Net investment income	$180,734	$182,960	$198,728

No material investments of the Company were non-income producing for the years ended December 31, 2014, 2013 and 2012.

The following table summarizes the proceeds from sales of available for sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

	For the Years Ended December 31,
	2014	2013	2012
Proceeds from sales	$294,502	$438,984	$320,471
Gross realized gains	16,833	23,898	11,995
Gross realized losses	1,083	11,173	4,046

For securities sold at a loss during 2014, the average period of time these securities were trading continuously at a price below book value was approximately 11 months.

The following table sets forth the net realized gains (losses), including other-than-temporary impairments, recognized in the statement of operations as follows:

	Years Ended December 31,
	2014	2013	2012
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$16,820	$4,554	$10,496
Equity securities	(328)	8,793	(2,203)
Commercial mortgage loans on real estate	32	1,599	1,734
Short-term investments	0	0	(1)
Other investments	(159)	(1,457)	0
Total net realized gains related to sales and other	16,365	13,489	10,026
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	(24)	(1,865)	(14)
Equity securities	0	0	(39)
Total net realized losses related to other-than-temporary impairments	(24)	(1,865)	(53)
Total net realized gains	$16,341	$11,624	$9,973

Other-Than-Temporary Impairments

The Company follows the OTTI guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

For the twelve months ended December 31, 2014 and 2013, the Company recorded $55 and $1,969, respectively, of OTTI, of which $24 and $1,865 was related to credit losses and recorded as net OTTI losses recognized in earnings, with the remaining amounts of $31 and $104, respectively, related to all other factors and was recorded as an unrealized loss component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

	Years ended December 31,
	2014	2013	2012
Balance, beginning of year	$14,164	$26,970	$29,374
Additions for credit loss impairments recognized in the current period on securities previously impaired	24	87	14
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(461)	(123)	(403)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(260)	(12,770)	(2,015)
Balance, end of year	$13,467	$14,164	$26,970

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

The investment category and duration of the Company’s gross unrealized losses on fixed maturity securities and equity securities at December 31, 2014 and 2013 were as follows:

	December 31, 2014
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
United States Government and government agencies and authorities	$1,889	$(1)	$0	$0	$1,889	$(1)
Residential mortgage-backed	0	0	526	(12)	526	(12)
Corporate	98,644	(2,327)	5,295	(417)	103,939	(2,744)
Total fixed maturity securities	$100,533	$(2,328)	$5,821	$(429)	$106,354	$(2,757)
Equity securities:
Non-redeemable preferred stocks	$1,417	$(14)	$4,454	$(259)	$5,871	$(273)

	December 31, 2013
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
States, municipalities and political subdivisions	$7,278	$(197)	$0	$0	$7,278	$(197)
Residential mortgage-backed	25,457	(331)	520	(24)	25,977	(355)
Corporate	160,115	(3,078)	4,343	(76)	164,458	(3,154)
Total fixed maturity securities	$192,850	$(3,606)	$4,863	$(100)	$197,713	$(3,706)
Equity securities:
Non-redeemable preferred stocks	$38,711	$(1,970)	$3,524	$(116)	$42,235	$(2,086)

Total gross unrealized losses represent approximately 3% and 2% of the aggregate fair value of the related securities at December 31, 2014 and 2013, respectively. Approximately 77% and 96% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2014 and 2013, respectively. The total gross unrealized losses are comprised of 96 and 151 individual securities at December 31, 2014 and 2013, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2014 and 2013.  These conclusions were based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2014, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in the Company’s residential mortgage-backed and corporate fixed maturity securities, and in non-redeemable preferred stocks. Within the Company’s corporate fixed maturity securities, the majority of the loss position relates to securities in the industrial sector. The industrial sector’s gross unrealized losses of twelve months or more were $387, or 93%, of the corporate fixed maturity total. The non-redeemable preferred stocks are perpetual preferred securities that have characteristics of both debt and equity securities. To evaluate these securities, we apply an impairment model similar to that used for our fixed maturity securities. As of December 31, 2014, the Company did not intend to sell these securities and it was not more likely than not that the Company would be required to sell them and no underlying cash flow issues were noted. Therefore, the Company did not recognize an OTTI on those perpetual preferred securities that had been in a continuous unrealized loss position for twelve months or more. As of December 31, 2014, the Company did not intend to sell the fixed maturity securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2014, by contractual maturity, is shown below:

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$27,058	$26,666
Due after five years through ten years	40,342	39,773
Due after ten years	41,173	39,389
Total	108,573	105,828
Residential mortgage-backed	538	526
Total	$109,111	$106,354

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2014, approximately 7.9% of our residential mortgage-backed holdings had exposure to sub-prime mortgage collateral.  This represented approximately 0.2% of the total fixed income portfolio and 0.6% of the total unrealized gain position. Of the securities with sub-prime exposure, approximately 23.0% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has entered into commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2014, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $77 to $12,251 at December 31, 2014 and from $22 to $12,500 at December 31, 2013.

Credit quality indicators for commercial mortgage loans are loan-to-value and debt-service coverage ratios.  Loan-to-value and debt-service coverage ratios are measures commonly used to assess the credit quality of commercial mortgage loans. The loan-to-value ratio compares the principal amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. The debt-service coverage ratio compares a property’s net operating income to its debt-service payments and is commonly expressed as a ratio.  The loan-to-value and debt-service coverage ratios are generally updated annually in the third quarter.

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2014
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage ratio
70% and less	$447,941	89.4%	1.99
71 – 80%	40,651	8.1%	1.28
81 – 95%	6,155	1.2%	0.99
Greater than 95%	6,531	1.3%	0.43
Gross commercial mortgage loans	501,278	100.0%	1.90
Less valuation allowance	(1,464)
Net commercial mortgage loans	$499,814

	December 31, 2013
Loan-to-Value	Carrying Value	% of Gross Mortgage Loans	Debt-Service Coverage ratio
70% and less	$497,411	88.2%	2.08
71 – 80%	41,943	7.4%	1.60
81 – 95%	18,687	3.3%	1.35
Greater than 95%	6,374	1.1%	0.85
Gross commercial mortgage loans	564,415	100.0%	2.01
Less valuation allowance	(2,047)
Net commercial mortgage loans	$562,368

All commercial mortgage loans that are individually impaired have an established mortgage loan valuation allowance for losses. Changing economic conditions affect our valuation of commercial mortgage loans. Changing vacancies and rents are incorporated into the discounted cash flow analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) a commercial mortgage loan valuation allowance for losses. In addition, we continue to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have exposure to specific geographic events, have deteriorating credits or have experienced a reduction in debt-service coverage ratio. Where warranted, we have established or increased a valuation allowance based upon this analysis.

The commercial mortgage loan valuation allowance for losses was $1,464 and $2,047 at December 31, 2014 and 2013, respectively. In 2014 and 2013, the loan valuation allowance was decreased $583 and $1,599, respectively, due to changing economic conditions and geographic concentrations.

At December 31, 2014, the Company had mortgage loan commitments outstanding of approximately $13,650 and is committed to fund additional capital contributions of $50 to real estate joint ventures.

The Company has short term investments and fixed maturity securities of $11,592 and $11,792 at December 31, 2014 and 2013, respectively, on deposit with various governmental authorities as required by law.

The Company utilizes derivative instruments in managing the pre-arranged funeral business exposure to inflation risk. The derivative instruments, Consumer Price Index Caps (the “CPI CAPs”), limits the inflation risk on certain policies. The CPI CAPs do not qualify under GAAP as effective hedges; therefore, they are marked-to-market on a quarterly basis and the gain or loss is recognized in the statement of operations in fees and other income. As of December 31, 2014 and 2013, the CPI CAPs included in other assets on the consolidated balance sheet amounted to $692 and $2,016, respectively. The loss recorded in the results of operations totaled $1,324, $3,094, and $1,917 for the years ended December 31, 2014, 2013 and 2012, respectively.

Collateralized Transactions

The Company engages in transactions in which fixed maturity securities, primarily bonds issued by the U.S. government and government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available for sale. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2014 and 2013, our collateral held under securities lending, of which its use is unrestricted, was $42,941 and $42,232, respectively, and is included in the consolidated balance sheets under the collateral held/pledged under securities agreements. Our liability to the borrower for collateral received was $42,941 and $42,229, respectively, and is included in the consolidated balance sheets under the obligation under securities agreements. The difference between the collateral held and obligations under securities lending is recorded as an unrealized gain (loss) and is included as part of AOCI. There were no securities in an unrealized loss position as of December 31, 2014 and 2013. The Company includes the available for sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available for sale, the reinvestment is presented as cash flows from investing activities.